Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Exchange Traded Funds - 96.0%
Debt Funds - 29.8%
iShares 10+ Year Investment Grade Corporate Bond ETF	37,663	$2,313,261
iShares 10-20 Year Treasury Bond ETF	20,409	2,747,255
iShares 1-3 Year Treasury Bond ETF	77,528	6,461,959
iShares 1-5 Year Investment Grade Corporate Bond ETF	41,524	2,147,621
iShares 20+ Year Treasury Bond ETF	9,010	1,190,041
iShares 3-7 Year Treasury Bond ETF	25,632	3,128,386
iShares 5-10 Year Investment Grade Corporate Bond ETF	30,969	1,699,269
iShares 7-10 Year Treasury Bond ETF	7,095	762,500
iShares Broad USD High Yield Corporate Bond ETF	9,201	357,551
iShares Core Total USD Bond Market ETF	142,224	7,058,577
iShares Core U.S. Aggregate Bond ETF	57,652	6,174,529
iShares Fallen Angels USD Bond ETF	19,414	538,933
iShares TIPS Bond ETF	24,495	3,051,342
Total Debt Funds		37,631,224
Equity Funds - 66.2%
iShares Core MSCI EAFE ETF	123,651	8,594,981
iShares Core S&P 500 ETF	87,060	39,498,251
iShares Core S&P Mid-Cap ETF	24,004	6,441,233
iShares Core S&P Small-Cap ETF	45,579	4,917,063
iShares ESG Aware MSCI USA ETF	146,159	14,813,215
iShares Global Tech ETF	12,440	721,644
iShares MSCI EAFE Growth ETF	14,954	1,439,622
iShares MSCI EAFE Value ETF	62,322	3,132,304
iShares MSCI USA Min Vol Factor ETF	13,792	1,069,845
iShares MSCI USA Value Factor ETF	11,719	1,225,456
iShares U.S. Energy ETF	47,263	1,934,002
Total Equity Funds		83,787,616
Total Exchange Traded Funds
(Cost - $91,311,520)		121,418,840
Short-Term Investments - 2.9%
Money Market Funds - 2.9%
Dreyfus Government Cash Management, 0.19%(a)	2,509,540	2,509,540
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a)	1,220,040	1,220,040

Total Short-Term Investments (Cost - $3,729,580)		3,729,580
Total Investments - 98.9%
(Cost - $95,041,100)		$125,148,420
Other Assets Less Liabilities - Net 1.1%		1,378,580
Total Net Assets - 100.0%		$126,527,000

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	19	6/17/2022	$1,963,080	$(65,965)
MSCI EAFE Future	Goldman Sachs & Co.	31	6/17/2022	3,323,820	(209,115)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	1	6/17/2022	56,275	(2,870)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	1	6/17/2022	297,375	(25,727)
S&P 500 E-Mini Future	Goldman Sachs & Co.	61	6/17/2022	13,818,788	(865,248)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	8	6/17/2022	2,151,360	(83,850)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,252,775)